STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2014		$ 9,251	$ 1,289,389	$ (655,079)	$ 643,561
Balance (in shares) at Dec. 31, 2014		9,252,388
Common shares issued for cash		$ 836	417,164		418,000
Common shares issued for cash (in shares)		836,000
Common Shares issued for services			527,110		528,227
Net loss				(1,266,693)	(1,266,693)
Balance at Dec. 31, 2015	$ 2,500	$ 11,204	2,233,663	(1,921,772)	323,095
Balance (in shares) at Dec. 31, 2015	250,000	11,204,571
Preferred shares			122,500		125,000
Common shares issued for cash		$ 100	49,900		50,000
Common shares issued for cash (in shares)		100,000
Common Shares issued for services		$ 1,327	464,097		465,424
Common Shares issued for services (in shares)		1,327,380
Debt conversions into common		$ 2,582	200,737		203,319
Debt conversions into common (in shares)		2,581,561
Beneficial conversion			316,269		316,269
Debt discount - warrants related			30,243		30,243
Derivative liability			412,119		412,119
Net loss				(2,075,000)	(2,075,000)
Balance at Dec. 31, 2016	$ 2,500	$ 15,213	3,829,528	(3,996,772)	(149,531)
Balance (in shares) at Dec. 31, 2016	250,000	15,213,512
Preferred shares			292,501		300,001
Preferred shares (in shares)	750,000
Common shares issued for cash		$ 2,060	821,940		824,000
Common shares issued for cash (in shares)		2,060,000
Common Shares issued for services		$ 1,550	565,380		566,930
Common Shares issued for services (in shares)		1,549,840
Debt conversions into common		$ 333	99,667		100,000
Debt conversions into common (in shares)		333,333
Beneficial conversion			95,333		95,333
For Alamo CBD merger		$ 7,584	1,433,377		1,440,961
For Alamo CBD merger (in shares)		7,584,008
For Alamo CBD merger		$ (2,500)	(547,500)		(550,000)
For Alamo CBD merger (in shares)		(2,500,000)
Conversion of preferred stock into common shares	$ (2,500)	$ 417	35,321		33,238
Conversion of preferred stock into common shares (in shares)	(250,000)	416,667
Issuance of preferred stock for cash (in shares)	750,000
Net loss				(2,000,196)	(2,000,196)
Balance at Sep. 30, 2017	$ 7,500	$ 24,657	$ 6,625,547	$ (5,996,968)	$ 660,736
Balance (in shares) at Sep. 30, 2017	750,000	24,657,360